UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06350

Active Assets California Tax-Free Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-0289

Date of fiscal year end: June 30, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (75.2%)
$7,700	Antelope Valley-East Kern Water Agency, CA, Ser 2008 A-2 COPs	0.05%	04/07/14	06/01/37	$7,700,000
29,800	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge 2007 Ser D2	0.06	04/07/14	04/01/47	29,800,000
6,160	BB&T Municipal Trust, CA, California Department of Water Resources 2008 Subser AE Floater Certificates Ser 28 (c)	0.06	04/07/14	12/01/15	6,160,000
	California,
57,600	Ser 2005 A Subser A-2-1	0.06	04/07/14	05/01/40	57,600,000
24,100	Ser 2005 A Subser A-3	0.06	04/07/14	05/01/40	24,100,000
	California Educational Facilities Authority,
21,000	California Institute of Technology 2006 Ser A	0.05	04/07/14	10/01/36	21,000,000
11,000	California Institute of Technology Ser 1994	0.05	04/07/14	01/01/24	11,000,000
5,465	California Lutheran University Ser 2004 A	0.08	04/07/14	10/01/29	5,465,000
4,150	California Enterprise Development Authority, Robert Louis Stevenson School Ser 2011	0.06	04/07/14	01/01/41	4,150,000
	California Health Facilities Financing Authority,
15,200	Catholic Health Care West Ser 2005 I	0.05	04/07/14	07/01/35	15,200,000
8,450	Catholic Health Care West Ser 2011 B	0.05	04/07/14	03/01/47	8,450,000
20,000	Catholic Health Care West Ser 2011 C	0.05	04/07/14	03/01/47	20,000,000
12,100	Kaiser Permanente Ser 2006 C	0.05	04/07/14	06/01/41	12,100,000
20,000	Scripps Health Ser 2008 D	0.06	04/07/14	10/01/31	20,000,000
12,950	Scripps Health Ser 2010 C	0.04	04/07/14	10/01/40	12,950,000
39,225	Scripps Health Ser 2012 B	0.04	04/07/14	10/01/42	39,225,000
11,110	St. Joseph Health System Ser 2011 A	0.03	04/07/14	07/01/41	11,110,000
29,200	Stanford Hospital Ser 2008 B-1	0.05	04/07/14	11/15/45	29,200,000
3,275	Sutter Health Ser 2011 B ROCs II-R Ser 11952 (c)	0.07	04/07/14	08/15/18	3,275,000
12,000	California State University, Systemwide Ser 2005 C Eagle #20130009 (BHAC) (c)	0.07	04/07/14	11/01/35	12,000,000
	California Statewide Communities Development Authority,
62,050	Gas Supply Sacramento Municipal Utility District Ser 2010	0.06	04/07/14	11/01/40	62,050,000
12,995	SWEEP Loan Program Ser 2007 A	0.04	04/07/14	08/01/35	12,995,000
11,620	The Master’s College Ser 2002	0.08	04/07/14	02/01/32	11,620,000
39,395	University of San Diego Ser 2005	0.06	04/07/14	10/01/45	39,395,000
30,555	Castaic Lake Water Agency, CA, Ser 1994 A COPs	0.05	04/07/14	08/01/20	30,555,000
	Deutsche Bank SPEARS, CA,
8,000	California Health Facilities Financing Authority Dignity Health Ser 2012 A SPEARS Ser DBE-1083 (c)	0.12	04/07/14	03/01/28	8,000,000
6,185	California Health Facilities Financing Authority, California Statewide Communities Development Authority Kaiser Permanente DBE-1270 (c)	0.11	04/07/14	04/01/42	6,185,000
9,000	California Ser 2013 Spears Ser DBE-1229 (c)	0.11	04/07/14	11/01/43	9,000,000
4,995	Southwestern Community College District Election of 2008 Ser C DBE-1287 (c)	0.09	04/07/14	08/01/43	4,995,000
	East Bay Municipal Utility District, CA,
28,600	Water System Sub Refg Ser 2008 A-1	0.05	04/07/14	06/01/38	28,600,000
24,025	Water System Sub Refg Ser 2008 A-3	0.05	04/07/14	06/01/38	24,025,000
22,500	Water System Subser 2012 A Eagle #20130004 Class A (c)	0.07	04/07/14	06/01/37	22,500,000
6,600	Water System Subser 2012 A Eagle #20130010 Class A (c)	0.07	04/07/14	06/01/35	6,600,000
	Eastern Municipal Water District, CA,

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

14,925	Water & Sewer Ser 2008 A COPs	0.05	04/07/14	07/01/30	14,925,000
37,000	Water & Sewer Ser 2008 E COPs	0.06	04/07/14	07/01/33	37,000,000
39,600	Water & Sewer Ser 2008 G COPs	0.06	04/07/14	07/01/38	39,600,000
30,000	Emeryville Redevelopment Agency, CA, Bay Street Apartments Ser 2002 A (AMT)	0.08	04/07/14	10/15/36	30,000,000
40,000	Irvine Ranch Water District, CA, Cons Ser 2008 A	0.06	04/07/14	07/01/35	40,000,000
	JP Morgan Chase & Co., CA,
8,515	Citrus Community College District Ser 2004 C PUTTERs Ser 3487 (c)	0.12	04/07/14	06/01/17	8,515,000
4,850	Grossmont Union High School District Election 2008 Ser 2010 B PUTTERs Ser 3801Z (c)	0.09	04/07/14	08/01/18	4,850,000
18,260	San Diego Public Facilities Financing Authority Water Ser 2009 B PUTTERs Ser 3504 (c)	0.07	04/07/14	02/01/33	18,260,000
43,550	Long Beach, CA, Memorial Health Services Ser 1991	0.05	04/07/14	10/01/16	43,550,000
8,660	Los Angeles Community College District, CA, Ser 2009 A ROCs II-R Ser 11773 (c)	0.06	04/07/14	08/01/33	8,660,000
12,100	Los Angeles County Housing Authority, CA, Multifamily Malibu Meadows 1998 Ser B	0.06	04/07/14	04/15/28	12,100,000
	Los Angeles Department of Water & Power, CA,
27,500	Power System 2001 Ser B Subser B-2	0.07	04/07/14	07/01/34	27,500,000
18,700	Power System 2001 Ser B Subser B-5	0.04	04/07/14	07/01/34	18,700,000
24,700	Power System 2001 Ser B Subser B-7	0.04	04/07/14	07/01/34	24,700,000
13,000	Power System 2001 Ser B Subser B-8	0.05	04/07/14	07/01/34	13,000,000
2,300	Los Rios Community College District, CA, Election 2008 Ser A ROCs II-R Ser 11953X (c)	0.07	04/07/14	08/01/30	2,300,000
54,935	Metropolitan Water District of Southern California, Water 2008 Ser A-2	0.04	04/07/14	07/01/37	54,935,000
10,000	Mountain View, CA, Villa Mariposa Multifamily 1985 Ser A	0.06	04/07/14	02/15/17	10,000,000
6,800	Orange County Housing Authority, CA, Oasis Martinique Refg 1998 Issue I	0.07	04/07/14	06/15/28	6,800,000
12,550	Orange County, CA, WLCO LF Partners Issue G of 1998 Ser 3	0.06	04/07/14	11/15/28	12,550,000
3,120	Palo Alto, CA, Election of 2008 Ser A 2010 ROCs II R-11859 (c)	0.07	04/07/14	02/01/18	3,120,000
23,225	Rancho Water District Financing Authority, CA, Ser 2008 B	0.06	04/07/14	08/15/31	23,225,000
	RBC Municipal Products Trust, Inc., CA,
9,000	East Bay Municipal Utility District Water System Ser 2010 Floater Certificates Ser O-14 (c)	0.06	04/07/14	06/01/36	9,000,000
19,225	Los Angeles County Metropolitan Transportation Authority Ser 2008-A Floater Certificates Ser E-24 (c)	0.06	04/07/14	07/01/31	19,225,000
	Sacramento County Housing Authority, CA,
10,900	Multifamily Logan Park Apartments Ser 2007 E (AMT)	0.07	04/07/14	05/01/42	10,900,000
9,000	Seasons at Winter 2004 Ser C-1 (AMT)	0.08	04/07/14	08/01/34	9,000,000
51,760	Sacramento Municipal Utility District, CA, Sub Electric Ser 2008 J	0.06	04/07/14	08/15/28	51,760,000
64,825	San Diego County Regional Transportation Commission, CA, Sales Tax 2008 Ser C	0.05	04/07/14	04/01/38	64,825,000
26,800	San Francisco Airport Commission, CA, San Francisco International Airport Second Ser 2008 37C	0.06	04/07/14	05/01/29	26,800,000
2,600	San Francisco Bay Area Rapid Transit District, CA, Ser 2007 B Eagle #20070100 Class A (c)	0.07	04/07/14	08/01/35	2,600,000
20,000	San Francisco City & County Airport Commission, CA, 2009 Second Ser 36-A	0.07	04/07/14	05/01/26	20,000,000

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

6,565	San Francisco City & County Finance Corporation, CA, Moscone Center Ser 2008-2	0.06	04/07/14	04/01/30	6,565,000
25,000	San Jose, CA, Almaden Lake Village Apartments Ser 1997 A (AMT)	0.08	04/07/14	03/01/32	25,000,000
	Santa Clara Valley Transportation Authority, CA,
30,000	Measure A Sales Tax Ser 2008 A	0.05	04/07/14	04/01/36	30,000,000
25,425	Measure A Sales Tax Ser 2008 B	0.06	04/07/14	04/01/36	25,425,000
29,085	Sales Tax Ser 2008 A	0.03	04/07/14	06/01/26	29,085,000
18,030	Sales Tax Ser 2008 C	0.05	04/07/14	06/01/26	18,030,000
5,860	Sequoia Union High School District, CA, Ser 2005 B PUTTERs Ser 2905Z (AGM) (c)	0.09	04/07/14	07/01/14	5,860,000
	University of California Regents,
26,300	Medical Center Pooled Ser 2013 K	0.04	04/07/14	05/15/47	26,300,000
60,000	Ser 2013-AL-1	0.04	04/07/14	05/15/48	60,000,000
15,025	West Hills Community College District, CA, Ser 2008 COPs	0.05	04/07/14	07/01/33	15,025,000
	Whittier, CA,
15,700	Presbyterian Intercommunity Hospital Ser 2009 A	0.04	04/07/14	06/01/36	15,700,000
8,815	Whittier College Ser 2008	0.07	04/07/14	12/01/38	8,815,000

	Total Weekly Variable Rate Bonds (Cost $1,551,210,000)				1,551,210,000

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (8.6%)
28,500	California, Ser 2011 A-2	0.06%	0.06%	04/07/14	28,500,000
	California Statewide Communities Development Authority,
14,580	Kaiser Permanente Ser 2004 E	0.17	0.17	04/02/14	14,580,000
25,800	Kaiser Permanente Ser 2004 I	0.17	0.17	04/02/14	25,800,000
20,000	Kaiser Permanente Ser 2006 D	0.18	0.18	04/07/14	20,000,000
24,500	Golden Gate Bridge Highway & Transportation District, CA, Ser B	0.06	0.06	04/08/14	24,500,000
23,575	Los Angeles County Capital Asset Leasing Corporation, CA, Lease Ser A1	0.08	0.08	05/07/14	23,575,000
14,600	Los Angeles Municipal Improvement Corporation, CA, Lease Ser A-2	0.09	0.09	07/08/14	14,600,000
25,000	San Diego County Water Authority, CA, Ser 6	0.08	0.08	05/13/14	25,000,000

	Total Commercial Paper (Cost $176,555,000)				176,555,000

	Municipal Bonds & Notes (5.8%)
95,000	California, Ser 2013-14 A-2 RANs, dtd 08/22/13	2.00	0.23	06/23/14	95,381,582
24,000	Los Angeles, CA, Ser 2013 B TRANs, dtd 07/11/13	2.00	0.17	05/01/14	24,036,049

	Total Municipal Bonds & Notes (Cost $119,417,631)				119,417,631

		COUPON RATE (a)	DEMAND DATE (b)
	Closed-End Investment Companies (5.0%)
12,500	Nuveen California AMT-Free Municipal Income Fund, VRDP Ser 4 (c)	0.12	04/07/14	12/01/40	12,500,000
12,000	Nuveen California Dividend Advantage Municipal Fund 2, VRDP Ser 1-980 (AMT) (c)	0.16	04/07/14	08/03/43	12,000,000
20,000	Nuveen California Dividend Advantage Municipal Fund 3, Ser 1-1600 (AMT)	0.14	04/07/14	09/01/43	20,000,000
10,000	Nuveen California Investment Quality Municipal Fund, Inc., VRDP Ser 2-100 (AMT) (c)	0.14	04/07/14	12/01/42	10,000,000
16,000	Nuveen California Municipal Market Opportunity Fund, Inc., VRDP Ser 1-498 (AMT) (c)	0.15	04/07/14	03/01/40	16,000,000

Active Assets California Tax-Free Trust

Portfolio of Investments ¡ March 31, 2014 (unaudited) continued

8,900	Nuveen California Performance Plus Municipal Fund, Inc., VRDP Ser 1-810 (AMT) (c)	0.13	04/07/14	12/01/40	8,900,000
19,500	Nuveen California Quality Income Municipal Fund, Inc., VRDP Ser 1-1581 (AMT) (c)	0.13	04/07/14	08/01/40	19,500,000
5,000	Nuveen California Select Quality Municipal Fund, Inc., VRDP Ser 1-1589 (AMT) (c)	0.13	04/07/14	08/01/40	5,000,000

	Total Closed-End Investment Companies (Cost $103,900,000)				103,900,000

	Daily Variable Rate Bonds (4.0%)
22,535	California Municipal Finance Authority, Chevron USA, Inc. Ser 2010 A	0.05	04/01/14	11/01/35	22,535,000
8,450	Irvine Assessment District No. 00-18, CA, Improvement Bond Act 1915	0.06	04/01/14	09/02/26	8,450,000
9,600	Irvine Assessment District No. 97-16, CA, Improvement Bond Act 1915	0.06	04/01/14	09/02/22	9,600,000
	Irvine Ranch Water District, CA,
8,700	Cons Ser 1993	0.05	04/01/14	04/01/33	8,700,000
22,680	Cons Ser 2009 A	0.05	04/01/14	10/01/41	22,680,000
6,000	Los Angeles Department of Water & Power, CA, Power System 2001 Ser B Subser B-6	0.07	04/01/14	07/01/34	6,000,000
5,600	University of California Regents, Medical Center Pooled Ser 2007 B-2	0.05	04/01/14	05/15/32	5,600,000

	Total Daily Variable Rate Bonds (Cost $83,565,000)				83,565,000

	Floating Rate Notes (2.0%)
5,000	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2013	0.36		05/01/14	5,000,000
36,000	Metropolitan Water District of Southern California, Water 2013 Ser E	0.08		10/06/14	36,000,000

	Total Floating Rate Notes (Cost $41,000,000)				41,000,000

	Put Option Bond (0.4%)
7,500	Eastern Municipal Water District, CA, Water & Sewer Ser 2012 A (Cost $7,500,000)	0.06	06/12/14	07/01/38	7,500,000

	Total Investments (Cost $2,083,147,631) (d)			101.0%	2,083,147,631
	Liabilities in Excess of Other Assets			(1.0)	(20,999,568)

	Net Assets			100.0%	$2,062,148,063

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
SWEEP	Statewide Easy Equipment Program.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at March 31, 2014.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Cost is the same for federal income tax purposes.
Bond Insurance:
AGM	Assured Guaranty Municipal Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.

Active Assets California Tax-Free Trust

Notes to Portfolio of Investments ¡ March 31, 2014 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$1,551,210,000	$—	$1,551,210,000
Commercial Paper	—	176,555,000	—	176,555,000
Municipal Bonds & Notes	—	119,417,631	—	119,417,631
Closed-End Investment Companies	—	103,900,000	—	103,900,000
Daily Variable Rate Bonds	—	83,565,000	—	83,565,000
Floating Rate Notes	—	41,000,000	—	41,000,000
Put Option Bond	—	7,500,000	—	7,500,000

Total Assets	$—	$2,083,147,631	$—	$2,083,147,631

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2014, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets California Tax-Free Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

May 20, 2014

/s/ Francis Smith

Francis Smith

Principal Financial Officer

May 20, 2014